SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund

June 30, 2020 (Unaudited)

Shares		Value

Common Stocks — 99.60%
Australia — 4.51%
1,038,029	Oil Search Ltd.	$2,300,432
29,392	Rio Tinto Plc	1,654,075
258,624	Treasury Wine Estates Ltd.	1,881,709

		5,836,216

Austria — 1.46%
79,784	Erste Group Bank AG*	1,884,309

Belgium — 2.51%
65,864	Anheuser-Busch InBev NV	3,246,845

Denmark — 4.84%
54,196	Orsted A/S(a)	6,264,452

Finland — 3.31%
108,851	Neste Oyj	4,275,221

Germany — 5.11%
179,987	Deutsche Post AG	6,609,070

Hong Kong — 4.97%
687,000	AIA Group Ltd.	6,428,675

India — 3.49%
99,266	HDFC Bank Ltd., ADR	4,512,632

Ireland — 1.71%
17,777	Kerry Group Plc	2,208,380

Japan — 15.15%
288,800	Astellas Pharma, Inc.	4,822,834
132,700	MISUMI Group, Inc.	3,331,884
92,802	Nidec Corp.	6,251,958
21,900	Oriental Land Co. Ltd	2,894,000
66,500	Recruit Holdings Co. Ltd.	2,286,948

		19,587,624

Netherlands — 3.63%
1,614	Adyen NV*,(a)	2,351,583
29,963	Wolters Kluwer NV	2,342,022

		4,693,605

Singapore — 1.73%
148,700	DBS Group Holdings Ltd.	2,237,464

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

South Africa — 6.58%
46,289	Naspers Ltd., N Shares	$8,507,010

Spain — 3.75%
182,599	Industria de Diseno Textil SA	4,844,960

Switzerland — 11.50%
1,028	Barry Callebaut AG	1,962,285
5,900	Partners Group Holding AG	5,373,087
21,761	Roche Holding AG	7,539,088

		14,874,460

Taiwan — 6.33%
144,118	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,181,579

Thailand — 3.30%
544,500	Kasikornbank Pcl, NVDR	1,653,237
3,958,900	Minor International PCL	2,616,394

		4,269,631

United Kingdom — 12.60%
64,045	Croda International Plc	4,159,764
97,278	InterContinental Hotels Group Plc	4,294,338
409,436	Legal & General Group Plc	1,116,219
13,381	Linde Plc	2,834,009
330,929	St. James’s Place Plc	3,891,203

		16,295,533

United States — 1.93%
25,200	CyberArk Software Ltd.*	2,501,604

Zambia — 1.19%
193,471	First Quantum Minerals Ltd.	1,541,954

Total Common Stocks		128,801,224

(Cost $125,260,877)

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

Rights/Warrants — 0.02%
Thailand — 0.02%
482,793	Minor International Public Co. Ltd., Rights, Expire 7/23/20*	$21,869

Total Rights/Warrants		21,869

(Cost $0)

Total Investments		$128,823,093
(Cost $125,260,877) — 99.62%

Other assets in excess of liabilities — 0.38%		492,857

NET ASSETS — 100.00%		$129,315,950

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations used are defined below:

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	20.95%
Consumer Discretionary	17.91%
Industrials	16.10%
Information Technology	10.08%
Health Care	9.56%
Materials	7.88%
Consumer Staples	7.19%
Energy	5.09%
Utilities	4.84%
Other	0.40%

100.00%

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